Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

June 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.2%
Industrials – 24.0%
Aerospace & Defense – 2.1%
Babcock International Group PLC	790,563	$9,991,846
LIG Defense&Aerospace Co., Ltd.	9,918	4,602,751
QinetiQ Group PLC	435,643	2,442,166
Saab AB - Class B	118,268	6,165,828
SNT Dynamics Co., Ltd.	34,450	784,822
Tkms AG& Co. KGaA(a)	29,020	2,476,806

		26,464,219

Air Freight & Logistics – 0.9%
Hamakyorex Co., Ltd.	218,100	2,445,934
Logista Integral SA	234,801	9,057,890

		11,503,824

Commercial Services & Supplies – 1.7%
Bilfinger SE	23,807	2,188,425
Binjiang Service Group Co., Ltd. - Class H(b)	767,000	2,098,704
Elis SA(a)	289,413	8,965,163
L&K Engineering Co., Ltd.	155,000	4,562,573
Mitie Group PLC	1,184,149	2,346,647
Parkin Co. PJSC	756,334	1,208,139

		21,369,651

Construction & Engineering – 4.8%
Acter Group Corp., Ltd.	405,000	16,702,180
Balfour Beatty PLC	2,044,739	23,521,209
Elecnor SA	66,390	3,016,304
Penta-Ocean Construction Co., Ltd.	625,100	6,618,531
Samsung E&A Co., Ltd.	102,220	3,188,084
Sinopec Engineering Group Co., Ltd. - Class H	2,640,000	1,659,499
United Integrated Services Co., Ltd.	82,000	3,453,453
Ventia Services Group Pty Ltd.	688,016	2,951,430

		61,110,690

Electrical Equipment – 2.3%
Accelleron Industries AG	15,392	1,580,704
Electrical Industries Co.	587,749	2,258,979
Mabuchi Motor Co., Ltd.(c)	135,300	1,315,993
Nexans SA	85,352	14,206,239
Nordex SE(a)	55,699	2,938,704
Transformers & Rectifiers India Ltd.	1,975,931	7,442,444

		29,743,063

Ground Transportation – 1.1%
Dubai Taxi Co. PJSC	2,778,288	1,770,985
Keisei Electric Railway Co., Ltd.	800,100	5,725,938
Maruzen Showa Unyu Co., Ltd.	47,800	2,175,876
Sakai Moving Service Co., Ltd.	141,800	2,542,750
Seino Holdings Co., Ltd.	141,400	2,291,113

		14,506,662

Industrial Conglomerates – 1.9%
Bidvest Group Ltd.	655,521	9,583,493
Hanwha Corp.	97,887	6,388,575
Hyosung Corp.	73,077	8,366,662

		24,338,730

Machinery – 5.6%
Aalberts NV	197,265	8,807,237
ANDRITZ AG	41,337	3,573,023
Burckhardt Compression Holding AG	4,390	2,568,886
ESAB India Ltd.	39,845	2,422,999
Hong Leong Asia Ltd.	672,900	1,440,379
Hyundai Elevator Co., Ltd.	132,646	6,138,666
IMI PLC	92,684	3,651,213
Japan Steel Works Ltd. (The)	136,000	6,513,880
Kalmar Oyj - Class B	24,122	1,059,880

Company	Shares	U.S. $ Value

Kardex Holding AG (REG)	7,289	$2,041,615
KION Group AG	113,434	5,035,474
Konecranes Oyj	83,190	2,557,364
Krones AG	19,595	2,516,555
Lonking Holdings Ltd. - Class H	6,525,000	2,168,806
OKUMA Corp.	262,300	7,565,719
RENK Group AG	85,220	4,113,702
Sany Heavy Equipment International Holdings Co., Ltd. - Class H	1,793,000	1,523,278
Shibaura Machine Co., Ltd.(c)	81,100	2,265,053
Tocalo Co., Ltd.	175,300	3,548,909
Tsubakimoto Chain Co.	148,800	2,361,896

		71,874,534

Marine Transportation – 0.4%
Hoegh Autoliners ASA	180,211	2,638,034
Wallenius Wilhelmsen ASA	199,951	2,652,277

		5,290,311

Passenger Airlines – 0.8%
El Al Israel Airlines	340,757	1,698,365
JET2 PLC	353,382	6,047,597
Norwegian Air Shuttle ASA	1,565,880	2,330,503

		10,076,465

Professional Services – 0.9%
BayCurrent, Inc.	25,000	933,059
en, Inc./Japan	455,500	3,199,563
JAC Recruitment Co., Ltd.(c)	343,200	1,807,474
MEITEC Group Holdings, Inc.	116,600	2,234,863
NICE Information Service Co., Ltd.	198,800	1,770,701
Persol Holdings Co., Ltd.	1,312,800	1,997,520

		11,943,180

Trading Companies & Distributors – 0.6%
Kanematsu Corp.	580,500	7,419,250

Transportation Infrastructure – 0.9%
Grupo Aeroportuario del Centro Norte SAB de CV	809,272	11,438,328

		307,078,907

Financials – 18.0%
Banks – 9.9%
Alpha Bank SA	3,266,398	14,784,898
Banco del Bajio SA(b) (c)	974,190	3,155,846
Bank of Cyprus Holdings PLC	777,305	8,506,805
Bank of Ireland Group PLC	529,196	10,543,152
Bank of Nagoya Ltd. (The)	267,200	9,882,284
BAWAG Group AG(b)	58,579	11,744,143
BNK Financial Group, Inc.	225,961	2,501,828
Gunma Bank Ltd. (The)	64,900	943,370
Hokuhoku Financial Group, Inc.	214,800	8,902,225
Hyakugo Bank Ltd. (The)	730,600	8,970,078
Iyogin Holdings, Inc.	169,800	3,323,967
JB Financial Group Co., Ltd.	448,739	7,241,790
Juroku Financial Group, Inc.	227,200	3,288,966
Mebuki Financial Group, Inc.	997,800	8,759,827
North Pacific Bank Ltd.	996,900	6,891,256
Ogaki Kyoritsu Bank Ltd. (The)	170,100	7,680,466
Seven Bank Ltd.(c)	516,800	897,038
Shizuoka Financial Group, Inc.	189,900	3,565,206
Thanachart Capital PCL - Class A	1,367,300	2,778,187
Tokyo Kiraboshi Financial Group, Inc.	162,400	1,817,299

		126,178,631

Capital Markets – 2.9%
AJ Bell PLC	364,388	2,959,452
Foresight Group Holdings Ltd.	380,190	2,209,830
KIWOOM Securities Co., Ltd.	9,930	2,236,339
Motilal Oswal Financial Services Ltd.	842,776	8,496,585
Polar Capital Holdings PLC	345,085	4,078,445
Rosebank Industries PLC(a)	1,720,743	7,569,663
Samsung Securities Co., Ltd.	87,976	6,260,204
Shinyoung Securities Co., Ltd.	30,668	3,249,426

		37,059,944

Company	Shares	U.S. $ Value

Consumer Finance – 0.4%
Acom Co., Ltd.	812,200	$2,280,078
Credit Corp. Group Ltd.	137,627	1,230,411
FinVolution Group (ADR)	225,180	1,078,612

		4,589,101

Financial Services – 2.3%
Financial Partners Group Co., Ltd.(c)	151,800	1,447,509
IIFL Finance Ltd.	1,805,015	9,664,215
OSB Group PLC	1,423,958	9,801,309
PNB Housing Finance Ltd.(b)	826,045	9,111,109

		30,024,142

Insurance – 2.5%
Beazley PLC	190,114	3,244,345
Coface SA	135,946	2,340,615
Hiscox Ltd.	497,023	12,178,559
Hyundai Marine & Fire Insurance Co., Ltd.(a)	275,065	6,227,940
IDI Insurance Co., Ltd.	34,479	2,665,060
Lifenet Insurance Co.(a)(c)	355,200	3,416,381
Protector Forsikring ASA	50,997	2,461,142

		32,534,042

		230,385,860

Information Technology – 13.4%
Communications Equipment – 0.5%
Arcadyan Technology Corp.(a)	178,000	1,078,987
Ituran Location & Control Ltd.	51,100	3,117,611
VTech Holdings Ltd. - Class H(c)	338,200	2,223,419

		6,420,017

Electronic Equipment, Instruments & Components – 3.5%
Amano Corp.	105,000	2,357,316
Barco NV	156,240	1,501,906
Canon Marketing Japan, Inc.(c)	128,200	2,731,114
Elite Material Co., Ltd.	134,000	23,165,985
Hanwha Industrial Solutions Co., Ltd./New(a)	128,251	4,571,046
Kaga Electronics Co., Ltd.	84,500	2,205,629
Mycronic AB(c)	88,210	2,930,697
Vusion/France	19,907	2,877,108
WT Microelectronics Co., Ltd.	409,000	2,771,637

		45,112,438

IT Services – 2.1%
BIPROGY, Inc.	269,300	7,091,323
Computacenter PLC	70,390	3,990,583
Cyient Ltd.(a)	505,908	4,680,688
Data#3 Ltd.	406,070	2,779,589
Digital Garage, Inc.	333,800	3,918,864
Matrix IT Ltd.	53,948	1,371,304
NSD Co., Ltd.	34,200	519,638
One Software Technologies Ltd.	94,731	1,810,529

		26,162,518

Semiconductors & Semiconductor Equipment – 6.6%
AIXTRON SE	74,490	4,500,982
Elan Microelectronics Corp.	289,000	1,732,561
Faraday Technology Corp.	108,497	728,499
HPSP Co., Ltd.	181,861	6,443,278
King Yuan Electronics Co., Ltd.	1,120,000	12,120,954
Macronix International Co., Ltd.(a)	1,957,000	9,846,588
Melexis NV	29,267	2,620,552
MPI Corp.	28,000	5,476,012
Nanya Technology Corp.	1,172,000	17,152,833
Phison Electronics Corp.	46,000	3,561,917
Shibaura Mechatronics Corp.	99,400	2,905,407
Siltronic AG(a)	57,397	5,362,641
Towa Corp.	416,000	8,735,932
WinWay Technology Co., Ltd.	13,000	3,371,750

		84,559,906

Company	Shares	U.S. $ Value

Software – 0.5%
Birlasoft Ltd.	117,511	$356,579
Plus Alpha Consulting Co., Ltd.	124,500	2,053,456
Systena Corp.	823,900	2,015,451
Technology One Ltd.(c)	62,488	1,281,942
WingArc1st, Inc.	68,700	992,982

		6,700,410

Technology Hardware, Storage & Peripherals – 0.2%
Wacom Co., Ltd.	472,200	2,256,335

		171,211,624

Consumer Discretionary – 10.1%
Automobile Components – 3.1%
Linamar Corp.	125,578	8,904,904
Musashi Seimitsu Industry Co., Ltd.(c)	175,800	4,305,908
Niterra Co., Ltd.	64,700	4,299,494
Opmobility	155,750	2,431,476
PWR Holdings Ltd.(c)	427,050	2,356,475
Schaeffler AG	277,911	2,705,043
Toyo Tire Corp.	358,800	8,307,449
Toyoda Gosei Co., Ltd.	100,500	3,187,045
Toyota Boshoku Corp.(c)	159,100	2,095,242
Valeo SE	109,810	1,613,634

		40,206,670

Broadline Retail – 0.9%
Mercari, Inc.(a)	464,000	11,708,045

Diversified Consumer Services – 0.2%
Alef Education Holding PLC	8,301,320	2,238,796

Hotels, Restaurants & Leisure – 0.2%
Atour Lifestyle Holdings Ltd. (ADR)	66,875	2,126,625

Household Durables – 1.1%
Bellway PLC	230,112	5,915,397
Casio Computer Co., Ltd.	659,300	7,834,054

		13,749,451

Leisure Products – 1.2%
BRP, Inc.(c)	111,671	6,821,124
Sankyo Co., Ltd.	211,300	2,061,373
Technogym SpA(b)	149,479	2,598,444
Tsuburaya Fields Holdings, Inc.	543,500	4,663,563

		16,144,504

Specialty Retail – 0.5%
Aritzia, Inc.(a)	14,197	1,565,499
Groupe Dynamite, Inc.	46,480	1,754,655
Lovisa Holdings Ltd.(c)	57,428	940,059
Pet Valu Holdings Ltd.	163,729	2,121,868

		6,382,081

Textiles, Apparel & Luxury Goods – 2.9%
Alpargatas SA (Preference Shares)	2,525,200	5,879,725
Arvind Ltd.	1,728,601	10,660,767
Burberry Group PLC(a)	547,950	7,741,054
Coats Group PLC	2,495,185	2,579,802
JNBY Design Ltd. - Class H(b)	797,500	1,754,648
Li Ning Co., Ltd. - Class H	2,206,000	4,158,677
Makalot Industrial Co., Ltd.	198,140	1,369,557
Marimekko Oyj	166,532	2,005,738
Mavi Giyim Sanayi Ve Ticaret AS - Class B(b)	1,029,942	831,760

		36,981,728

		129,537,900

Materials – 9.9%
Chemicals – 3.6%
Air Water, Inc.	543,500	9,301,272
Castrol India Ltd.	1,129,185	2,199,654
Gulf Oil Lubricants India Ltd.	166,547	1,878,034
Kumho Petrochemical Co., Ltd.	93,238	6,875,131

Company	Shares	U.S. $ Value

Nissan Chemical Corp.	31,900	$1,678,049
Omnia Holdings Ltd.	504,487	3,446,712
TKG Huchems Co., Ltd.	147,419	1,449,963
Tosoh Corp.	450,900	8,188,799
Zeon Corp.	792,200	11,579,763

		46,597,377

Construction Materials – 0.3%
Shinagawa Refra Co., Ltd.(c)	165,000	1,964,958
Vicat SACA	35,469	2,573,644

		4,538,602

Containers & Packaging – 0.4%
EPL Ltd.	2,270,366	5,404,355

Metals & Mining – 5.3%
Andean Precious Metals Corp.(a)	236,250	969,487
Aneka Tambang Persero TBK PT	13,237,000	1,937,082
Capstone Copper Corp.(a)	592,596	5,444,404
Centerra Gold, Inc.	182,966	2,901,396
Eldorado Gold Corp.	285,713	8,892,206
Endeavour Mining PLC	185,310	9,291,306
Greatland Resources Ltd.(a)	271,310	2,174,379
Labrador Iron Ore Royalty Corp.(c)	250,104	4,920,079
Lundin Mining Corp.	522,747	12,738,330
Macmahon Holdings Ltd.	4,908,480	3,256,640
Mineros SA	591,150	2,735,925
National Aluminium Co., Ltd.	648,581	2,340,604
Orla Mining Ltd.	195,462	1,911,551
Perenti Ltd.	1,422,982	2,233,294
Regis Resources Ltd.	535,190	2,268,164
Resolute Mining Ltd.(a)	3,007,850	2,003,122
Wesdome Gold Mines Ltd.	70,615	1,212,392

		67,230,361

Paper & Forest Products – 0.3%
Interfor Corp.(a)	375,827	3,458,165

		127,228,860

Real Estate – 5.3%
Diversified REITs – 0.4%
British Land Co. PLC (The)	516,594	2,830,412
Sekisui House Reit, Inc.	4,262	2,009,765

		4,840,177

Health Care REITs – 1.1%
Aedifica SA	92,412	7,448,985
Primary Health Properties PLC	4,944,818	6,277,342

		13,726,327

Office REITs – 0.5%
AREIT, Inc.	3,541,900	2,159,262
Brookfield India Real Estate Trust(b)	658,994	2,297,346
CLS Holdings PLC(c)	3,867,065	2,387,326

		6,843,934

Real Estate Management & Development – 2.2%
Cury Construtora e Incorporadora SA	388,100	2,635,799
Deyaar Development PJSC	11,171,926	2,450,794
Katitas Co., Ltd.	412,700	8,447,651
Kerry Properties Ltd. - Class H	897,500	2,072,694
Starts Corp., Inc.(c)	80,200	2,244,085
TAG Immobilien AG	549,582	8,875,151
Tokyu Fudosan Holdings Corp.	265,400	2,126,447

		28,852,621

Residential REITs – 0.2%
Morguard North American Residential Real Estate Investment Trust	180,383	2,143,101

Retail REITs – 0.9%
Charter Hall Retail REIT	2,492,082	6,753,070
Hamborner REIT AG	461,841	2,337,083

Company	Shares	U.S. $ Value

Sasseur Real Estate Investment Trust(b)	4,342,400	$2,282,382

		11,372,535

		67,778,695

Energy – 5.3%
Energy Equipment & Services – 1.4%
Modec, Inc.	30,100	1,729,102
NMDC Energy PJSC	2,966,972	2,408,745
Pason Systems, Inc.	266,600	2,317,770
Saipem SpA(c)	2,130,528	10,711,210

		17,166,827

Oil, Gas & Consumable Fuels – 3.9%
Baytex Energy Corp.(c)	2,484,464	9,967,636
Brava Energia	1,498,700	5,603,105
Delek Group Ltd.	7,910	2,009,945
Great Eastern Shipping Co., Ltd. (The) - Class F	602,960	9,455,407
Hafnia Ltd.	278,730	1,821,875
Harbour Energy PLC	301,605	854,476
Headwater Exploration, Inc.	275,195	2,295,475
Karoon Energy Ltd.	1,761,580	1,760,312
Oil India Ltd.	1,444,713	6,371,539
Paladin Energy Ltd.(a) (c)	1,162,918	7,585,046
Paramount Resources Ltd. - Class A(c)	27,958	535,012
San-Ai Obbli Co., Ltd.	77,400	997,443
Serica Energy PLC	328,686	941,142

		50,198,413

		67,365,240

Consumer Staples – 3.2%
Beverages – 1.9%
Carlsberg Brewery Malaysia Bhd - Class B	599,700	2,417,920
Coca-Cola Bottlers Japan Holdings, Inc.	424,200	11,196,468
Heineken Malaysia Bhd	420,400	2,007,040
Royal Unibrew A/S	122,151	8,052,438

		23,673,866

Consumer Staples Distribution & Retail – 0.2%
Life Corp.	152,600	2,482,913

Food Products – 0.8%
AVI Ltd.	454,456	2,789,161
Nichirei Corp.	408,700	5,471,961
Rogers Sugar, Inc.(c)	530,110	2,552,901

		10,814,023

Personal Care Products – 0.3%
Al Majed for Oud Co.	55,070	1,917,671
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	73,852,000	1,538,491

		3,456,162

		40,426,964

Utilities – 3.0%
Electric Utilities – 0.1%
Enea SA	363,620	1,873,294

Gas Utilities – 0.7%
Nippon Gas Co., Ltd.	422,600	7,481,925
Perusahaan Gas Negara Persero Tbk PT	22,756,000	1,741,854

		9,223,779

Independent Power and Renewable Electricity Producers – 1.1%
Capital Power Corp.(c)	278,094	14,492,457

Multi-Utilities – 0.9%
REN - Redes Energeticas Nacionais SGPS SA	584,050	2,516,775
Sembcorp Industries Ltd.(c)	1,718,000	8,449,831

		10,966,606

Water Utilities – 0.2%
Cia De Saneamento do Parana Sanepar	302,400	2,170,921

		38,727,057

Company	Shares	U.S. $ Value

Health Care – 2.2%
Biotechnology – 0.3%
BioGaia AB - Class B	203,911	$2,458,368
Telix Pharmaceuticals Ltd.(a) (c)	146,400	1,697,708

		4,156,076

Health Care Equipment & Supplies – 0.6%
Classys, Inc.	204,747	6,210,174
Japan Lifeline Co., Ltd.	114,000	910,653

		7,120,827

Health Care Providers & Services – 0.5%
Bradsaude S A	1,049,680	2,923,968
Netcare Ltd.	2,622,740	2,887,375

		5,811,343

Life Sciences Tools & Services – 0.0%
Chemometec A/S	8,442	468,856

Pharmaceuticals – 0.8%
Consun Pharmaceutical Group Ltd. - Class H	1,180,000	1,894,095
H Lundbeck A/S	376,254	2,446,957
Jamjoom Pharmaceuticals Factory Co.	60,050	2,477,310
Mega Lifesciences PCL - Class A	2,017,000	2,231,295
Neuren Pharmaceuticals Ltd.(a)	71,590	882,685

		9,932,342

		27,489,444

Communication Services – 1.8%
Diversified Telecommunication Services – 1.0%
Gamma Communications PLC	269,340	3,002,821
Internet Initiative Japan, Inc.	160,400	3,165,649
Magyar Telekom Telecommunications PLC	482,900	4,110,100
NOS SGPS SA	457,870	2,639,354

		12,917,924

Entertainment – 0.5%
Anycolor, Inc.	24,700	342,060
GungHo Online Entertainment, Inc.(c)	368,800	4,975,219
NetDragon Websoft Holdings Ltd. - Class H(c)	1,502,500	1,369,667

		6,686,946

Interactive Media & Services – 0.1%
SOOP Co., Ltd.	22,973	734,180

Media – 0.2%
4imprint Group PLC	47,726	2,329,666

		22,668,716

Total Common Stocks (cost $974,080,048)		1,229,899,267

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(d) (e) (f) (cost $42,743,742)	42,743,742	42,743,742

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $1,016,823,790)		1,272,643,009

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(d) (e) (f) (cost $11,525,606)	11,525,606	11,525,606

Total Investments – 100.4% (cost $1,028,349,396)(g)		1,284,168,615
Other assets less liabilities – (0.4)%		(5,235,275)

Net Assets – 100.0%		$1,278,933,340

Country Breakdown (% of Net Assets)

24.0%	Japan
10.1%	United Kingdom
8.3%	Taiwan
6.6%	South Korea
6.4%	India
5.3%	Canada
3.3%	Germany
3.1%	Australia
2.7%	France
1.7%	China
1.7%	Brazil
1.4%	South Africa
1.1%	Austria
1.1%	Greece
19.4%	Others
4.2%	Short-Term Investments
-0.4%	Other assets less liabilities

100.0%	Total

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	34,847	USD	6,830	07/02/2026	$79,714
Bank of America NA	USD	6,732	BRL	34,847	07/02/2026	18,647
Bank of America NA	KRW	71,859,313	USD	48,667	07/16/2026	2,207,083
Bank of America NA	INR	329,254	USD	3,402	08/06/2026	(67,928)
Barclays Capital, Inc.	CAD	12,884	USD	9,310	07/09/2026	222,539
Barclays Capital, Inc.	USD	3,957	AUD	5,642	07/09/2026	(50,928)
Barclays Capital, Inc.	KRW	8,293,622	USD	5,412	07/16/2026	50,067
Barclays Capital, Inc.	TWD	115,536	USD	3,672	07/21/2026	47,957
Barclays Capital, Inc.	USD	7,844	TWD	248,286	07/21/2026	(54,443)
Barclays Capital, Inc.	USD	6,181	PHP	372,397	07/22/2026	(121,990)
Barclays Capital, Inc.	USD	3,355	JPY	534,514	08/27/2026	(53,357)
BNP Paribas SA	USD	3,599	KRW	5,577,802	07/16/2026	7,613
BNP Paribas SA	TWD	225,768	USD	7,151	07/21/2026	68,777
BNP Paribas SA	USD	8,180	TWD	258,480	07/21/2026	(70,653)
BNP Paribas SA	INR	305,559	USD	3,192	08/06/2026	(28,649)
BNP Paribas SA	USD	3,819	INR	364,878	08/06/2026	27,077
Citibank NA	BRL	34,847	USD	6,732	07/02/2026	(18,647)
Citibank NA	USD	6,701	BRL	34,847	07/02/2026	48,940
Citibank NA	CAD	4,607	USD	3,365	07/09/2026	115,660
Citibank NA	CAD	12,888	USD	9,059	07/09/2026	(30,896)
Citibank NA	USD	7,501	CAD	10,420	07/09/2026	(152,011)
Citibank NA	GBP	37,066	USD	50,095	07/16/2026	928,888
Citibank NA	ZAR	57,277	USD	3,462	07/16/2026	(30,686)
Citibank NA	TWD	358,602	USD	11,350	07/21/2026	100,211
Citibank NA	USD	7,041	TWD	221,583	07/21/2026	(89,951)
Citibank NA	BRL	34,847	USD	6,650	08/04/2026	(48,724)
Citibank NA	ILS	11,162	USD	3,923	08/06/2026	168,574
Citibank NA	USD	4,478	JPY	720,651	08/27/2026	(26,521)
Citibank NA	USD	28,028	CHF	22,029	09/11/2026	(551,216)
Citibank NA	USD	3,262	SGD	4,210	09/18/2026	9,681
Deutsche Bank AG	USD	5,332	CAD	7,512	07/09/2026	(33,821)
Deutsche Bank AG	KRW	5,536,854	USD	3,659	07/16/2026	79,151
Deutsche Bank AG	TWD	116,060	USD	3,635	07/21/2026	(6,014)
Deutsche Bank AG	USD	3,791	TWD	119,721	07/21/2026	(35,558)
Deutsche Bank AG	INR	311,003	USD	3,229	08/06/2026	(49,020)
Goldman Sachs Bank USA	KRW	5,125,153	USD	3,479	07/16/2026	165,767
Goldman Sachs Bank USA	USD	9,377	KRW	14,369,210	07/16/2026	(86,734)
Goldman Sachs Bank USA	MXN	181,231	USD	10,343	08/06/2026	9,418
Goldman Sachs Bank USA	USD	6,684	INR	640,257	08/06/2026	64,163
Goldman Sachs Bank USA	USD	5,919	MYR	24,090	09/17/2026	(5,594)
HSBC Bank USA	CAD	5,539	USD	3,981	07/09/2026	74,414

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	KRW	13,240,475	USD	8,763	07/16/2026	$202,900
HSBC Bank USA	USD	9,080	GBP	6,728	07/16/2026	(155,591)
HSBC Bank USA	USD	13,191	KRW	19,947,003	07/16/2026	(294,213)
HSBC Bank USA	PHP	372,397	USD	6,172	07/22/2026	113,282
HSBC Bank USA	TRY	142,063	USD	2,915	08/06/2026	(47,001)
HSBC Bank USA	USD	27,941	ILS	81,812	08/06/2026	(425,124)
HSBC Bank USA	USD	2,894	TRY	142,063	08/06/2026	67,567
HSBC Bank USA	CNH	30,648	USD	4,542	08/07/2026	18,064
JPMorgan Chase Bank	USD	3,897	CAD	5,426	07/09/2026	(69,915)
JPMorgan Chase Bank	USD	2,695	NZD	4,566	07/09/2026	(100,511)
JPMorgan Chase Bank	USD	3,634	GBP	2,695	07/16/2026	(59,431)
JPMorgan Chase Bank	USD	6,205	TRY	298,137	08/06/2026	10,611
Morgan Stanley Bank NA	USD	37,092	AUD	51,845	07/09/2026	(1,201,089)
Morgan Stanley Bank NA	GBP	2,874	USD	3,902	07/16/2026	89,351
Morgan Stanley Bank NA	KRW	15,222,966	USD	10,014	07/16/2026	171,464
Morgan Stanley Bank NA	USD	11,729	KRW	17,933,333	07/16/2026	(133,962)
Morgan Stanley Bank NA	TWD	213,770	USD	6,739	07/21/2026	33,037
Morgan Stanley Bank NA	USD	15,607	CNH	105,714	08/07/2026	(3,397)
Morgan Stanley Bank NA	JPY	3,459,949	USD	21,727	08/27/2026	352,230
Morgan Stanley Bank NA	USD	6,900	JPY	1,100,527	08/27/2026	(101,651)
Morgan Stanley Bank NA	USD	6,307	NOK	61,763	09/10/2026	(73,357)
Morgan Stanley Bank NA	USD	25,071	SEK	242,674	09/10/2026	53,420
Morgan Stanley Bank NA	EUR	28,869	USD	33,614	09/11/2026	530,606
NatWest Markets PLC	USD	3,974	CAD	5,539	07/09/2026	(67,802)
NatWest Markets PLC	GBP	2,526	USD	3,391	07/16/2026	40,873
Standard Chartered Bank	USD	3,370	GBP	2,545	07/16/2026	5,949
Standard Chartered Bank	USD	5,343	KRW	8,101,626	07/16/2026	(104,728)
Standard Chartered Bank	TWD	290,587	USD	9,198	07/21/2026	82,322
Standard Chartered Bank	USD	9,960	TWD	314,235	07/21/2026	(101,942)
Standard Chartered Bank	EUR	3,441	USD	3,934	09/11/2026	(9,058)
State Street Bank & Trust Co.	CAD	8,861	USD	6,502	07/09/2026	252,314
State Street Bank & Trust Co.	USD	1,771	CAD	2,414	07/09/2026	(68,738)
State Street Bank & Trust Co.	TWD	100,465	USD	3,153	07/21/2026	1,239
State Street Bank & Trust Co.	INR	364,878	USD	3,826	08/06/2026	(20,091)
UBS	USD	9,868	CAD	13,468	07/09/2026	(368,745)
UBS	USD	4,170	GBP	3,118	07/16/2026	(34,215)
UBS	USD	8,103	TWD	258,483	07/21/2026	5,912

						$1,471,580

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $35,874,383 or 2.8% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $334,284,945 and gross unrealized depreciation of investments was $(76,994,146), resulting in net unrealized appreciation of $257,290,799.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

REG – Registered Shares

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

International Small Cap Portfolio

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$39,017,253	$268,061,654		$-0-	$307,078,907
Financials	8,312,903	222,072,957		-0-	230,385,860
Information Technology	7,108,194	164,103,430		-0-	171,211,624
Consumer Discretionary	37,446,272	92,091,628		-0-	129,537,900
Materials	57,921,953	69,306,907		-0-	127,228,860
Real Estate	7,061,282	60,717,413		-0-	67,778,695
Energy	22,540,873	44,824,367		-0-	67,365,240
Consumer Staples	7,759,982	32,666,982		-0-	40,426,964
Utilities	18,536,672	20,190,385		-0-	38,727,057
Health Care	5,401,278	22,088,166		-0-	27,489,444
Communication Services	12,081,941	10,586,775		-0-	22,668,716
Short-Term Investments	42,743,742	-0-		-0-	42,743,742
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,525,606	-0-		-0-	11,525,606

Total Investments in Securities	277,457,951	1,006,710,664	(a)	-0-	1,284,168,615
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	-0-	6,525,482		-0-	6,525,482
Liabilities:
Forward Currency Exchange Contracts	-0-	(5,053,902)		-0-	(5,053,902)

Total	$277,457,951	$1,008,182,244		$-0-	$1,285,640,195

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2026 is as follows:

Fund	Market Value 9/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$28,689	$239,665	$225,610	$42,744	$674
AB Government Money Market Portfolio*	24,019	89,937	102,430	11,526	505

	$52,708	$329,602	$328,040	$54,270	$1,179

*	Investments of cash collateral for securities lending transactions.